Hawaiian Tax-Free Trust

Schedule of Investments

December 31, 2020

(unaudited)

Principal Amount	General Obligation Bonds (40.0%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (23.6%)
	City and County of Honolulu, Hawaii, Series A
$ 1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$ 1,130,610
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,667,170
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	6,160,529
1,735,000	5.000%, 10/01/29	Aa1/NR/AA+	2,093,538
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,558,531
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,196,800

	City and County of Honolulu, Hawaii, Series 2018A
1,130,000	5.000%, 09/01/32	Aa1/NR/AA+	1,471,430

	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,827,870
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,334,943

	City and County of Honolulu, Hawaii, Series 2020A, Rail Transit Project
500,000	4.000%, 09/01/36	Aa1/NR/AA+	614,625
640,000	4.000%, 09/01/39	Aa1/NR/AA+	780,243
500,000	4.000%, 09/01/40	Aa1/NR/AA+	607,985

	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,486,148
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,321,550
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,361,900
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,281,760

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,862,350

	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,244,040
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,323,191

	City and County of Honolulu, Hawaii, Series 2020B, Rail Transit Project
5,020,000	5.000%, 03/01/31	Aa1/NR/AA+	6,853,856

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,233,545
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,345,332
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,499,686
4,430,000	5.000%, 10/01/28	Aa1/NR/AA+	5,359,325
575,000	5.000%, 10/01/29	Aa1/NR/AA+	693,824

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	City and County of Honolulu, Hawaii, Series 2019C
$ 1,075,000	4.000%, 08/01/26	Aa1/NR/AA+	$ 1,291,140
1,020,000	4.000%, 08/01/29	Aa1/NR/AA+	1,294,635
3,000,000	4.000%, 08/01/36	Aa1/NR/AA+	3,647,430
1,230,000	4.000%, 08/01/43	Aa1/NR/AA+	1,467,156

	City and County of Honolulu, Hawaii, Series 2020C
2,000,000	4.000%, 07/01/36	Aa1/NR/AA+	2,475,740
1,000,000	3.000%, 07/01/37	Aa1/NR/AA+	1,130,760
1,000,000	4.000%, 07/01/39	Aa1/NR/AA+	1,227,030
950,000	4.000%, 07/01/40	Aa1/NR/AA+	1,162,724

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,336,298

	City and County of Honolulu, Hawaii, Series 2020F
950,000	5.000%, 07/01/35	Aa1/NR/AA+	1,285,170

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA/NR	1,822,440

	County of Hawaii, 2016-Series A
1,010,000	4.000%, 09/01/35	Aa2/AA/NR	1,143,603

	County of Hawaii, 2017-Series A
2,365,000	5.000%, 09/01/27	Aa2/NR/AA+	3,003,834
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,441,411
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,220,576

	County of Hawaii, 2016-Series C
320,000	5.000%, 09/01/27	Aa2/AA/NR	393,443

	County of Hawaii, 2017-Series D
2,445,000	4.000%, 09/01/28	Aa2/NR/AA+	2,932,289
1,000,000	4.000%, 09/01/31	Aa2/NR/AA+	1,182,090

	County of Hawaii, 2020-Series A
1,050,000	5.000%, 09/01/25	Aa2/AA/AA+	1,275,708
2,000,000	5.000%, 09/01/29	Aa2/AA/AA+	2,693,280
2,250,000	5.000%, 09/01/31	Aa2/AA/AA+	3,094,380

	County of Kauai, Hawaii, 2011-Series A
200,000	3.250%, 08/01/23	Aa2/AA/AA	203,532

	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	529,374

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	County of Kauai, Hawaii, 2017 Series
$ 530,000	5.000%, 08/01/21	Aa2/NR/AA	$ 544,792
250,000	4.000%, 08/01/22	Aa2/NR/AA	265,150
300,000	3.000%, 08/01/24	Aa2/NR/AA	329,031
220,000	5.000%, 08/01/25	Aa2/NR/AA	267,025
235,000	5.000%, 08/01/26	Aa2/NR/AA	294,319
285,000	5.000%, 08/01/28	Aa2/NR/AA	365,074
825,000	2.500%, 08/01/29	Aa2/NR/AA	912,896
385,000	5.000%, 08/01/30	Aa2/NR/AA	489,485
200,000	4.000%, 08/01/32	Aa2/NR/AA	236,694
200,000	5.000%, 08/01/37	Aa2/NR/AA	249,058

	County of Kauai, Hawaii, Refunding, Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,145,138
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,476,891
1,300,000	4.000%, 08/01/24	Aa2/AA/AA	1,376,960
1,010,000	3.625%, 08/01/25	Aa2/AA/AA	1,029,826
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,011,982
615,000	3.000%, 08/01/26	Aa2/AA/AA	640,898
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,419,696
345,000	5.000%, 08/01/29	Aa2/AA/AA	370,209

	County of Maui, Hawaii
1,045,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,108,536
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,113,840

	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,029,618
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,131,674
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,665,149

	County of Maui, Hawaii, Series 2018
70,000	5.000%, 09/01/21	Aa1/AA+/AA+	72,238
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,249,670
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,642,060

	County of Maui, Hawaii, Series 2020
800,000	3.000%, 03/01/31	Aa1/AA+/AA+	936,208
1,250,000	5.000%, 03/01/33	Aa1/AA+/AA+	1,684,763
1,250,000	5.000%, 03/01/34	Aa1/AA+/AA+	1,678,738
	Total City & County		154,302,442

	State (16.4%)
	State of Hawaii, Series EE
2,915,000	5.000%, 11/01/25	Aa2/AA+/NR	3,166,973

	State of Hawaii, Series EF
3,000,000	5.000%, 11/01/24	Aa2/AA+/AA	3,260,460

	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa2/AA+/AA	4,678,615

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (continued)
	State of Hawaii, Series EL, Refunding
$ 2,045,000	5.000%, 08/01/23	Aa2/AA+/AA	$ 2,296,106

	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa2/AA+/AA	4,661,920
2,000,000	5.000%, 08/01/28	Aa2/AA+/AA	2,326,300
2,045,000	5.000%, 08/01/29	Aa2/AA+/AA	2,374,674
3,095,000	5.000%, 08/01/30	Aa2/AA+/AA	3,585,588

	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa2/AA+/AA	5,698,159
5,000,000	5.000%, 08/01/24	Aa2/AA+/AA	5,850,750
5,280,000	5.000%, 08/01/25	Aa2/AA+/AA	6,163,978
5,300,000	5.000%, 08/01/26	Aa2/AA+/AA	6,179,058

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa2/AA+/AA	235,516
1,980,000	5.000%, 10/01/30	Aa2/AA+/AA	2,394,335

	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa2/AA+/AA	2,536,590

	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa2/AA+/AA	7,578,524
2,255,000	4.000%, 04/01/29	Aa2/AA+/AA	2,631,202

	State of Hawaii, Series FG
1,265,000	5.000%, 10/01/28	Aa2/AA+/AA	1,584,071

	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa2/AA+/AA	1,007,597
3,655,000	5.000%, 10/01/28	Aa2/AA+/AA	4,576,901

	State of Hawaii, Series FN
2,515,000	5.000%, 10/01/29	Aa2/AA+/AA	3,229,838
1,145,000	5.000%, 10/01/31	Aa2/AA+/AA	1,465,669

	State of Hawaii, Series FT
10,100,000	5.000%, 01/01/29	Aa2/AA+/AA	13,120,102
1,680,000	5.000%, 01/01/30	Aa2/AA+/AA	2,171,434
4,015,000	5.000%, 01/01/33	Aa2/AA+/AA	5,132,615
1,095,000	5.000%, 01/01/38	Aa2/AA+/AA	1,378,704

	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa2/AA+/AA	3,426,960
4,000,000	4.000%, 01/01/25	Aa2/AA+/AA	4,581,240
	Total State		107,293,879
	Total General Obligation Bonds		261,596,321

Principal Amount	Revenue Bonds (38.5%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (3.6%)
	State of Hawaii Airport System Revenue Refunding, AMT
$ 1,500,000	5.000%, 07/01/23	A1/A+/A+	$ 1,535,460
3,000,000	5.000%, 07/01/45	A1/A+/A+	3,415,140

	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/A+/A+	5,091,320
2,000,000	5.000%, 07/01/32	A1/A+/A+	2,508,320

	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/A+/A+	2,404,040

	State of Hawaii Airport System Revenue, Series 2015A, AMT
2,000,000	5.000%, 07/01/41	A1/A+/A+	2,289,780

	State of Hawaii Airport System Revenue, Series 2020A, AMT
3,000,000	5.000%, 07/01/32	A1/A+/A+	3,921,870

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,084,931
800,000	5.000%, 08/01/21	A2/A/A	818,112
360,000	5.000%, 08/01/23	A2/A/A	396,274
	Total Airport		23,465,247

	Education (5.2%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute) Series 2020
340,000	4.000%, 01/01/28	NR/BBB+/NR	382,956
360,000	4.000%, 01/01/29	NR/BBB+/NR	408,330
270,000	4.000%, 01/01/32	NR/BBB+/NR	302,673
360,000	4.000%, 01/01/33	NR/BBB+/NR	400,658
435,000	3.000%, 01/01/34	NR/BBB+/NR	442,713
300,000	3.000%, 01/01/35	NR/BBB+/NR	304,359
280,000	3.000%, 01/01/36	NR/BBB+/NR	283,287

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa3/NR/AA	517,255
1,650,000	5.000%, 10/01/25	Aa3/NR/AA	1,998,728
4,635,000	5.000%, 10/01/29	Aa3/NR/AA	5,699,057
3,825,000	5.000%, 10/01/31	Aa3/NR/AA	4,670,746

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa3/NR/AA	1,160,648
1,250,000	4.000%, 10/01/24	Aa3/NR/AA	1,417,450
1,125,000	5.000%, 10/01/25	Aa3/NR/AA	1,362,769
1,065,000	5.000%, 10/01/26	Aa3/NR/AA	1,283,517

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (continued)
	University of Hawaii, Series F
$ 1,595,000	5.000%, 10/01/25	Aa3/NR/AA	$ 1,932,103
1,335,000	5.000%, 10/01/29	Aa3/NR/AA	1,693,301
2,080,000	5.000%, 10/01/30	Aa3/NR/AA	2,627,206
2,690,000	5.000%, 10/01/31	Aa3/NR/AA	3,384,908

	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa3/NR/AA	1,131,690

	University of Hawaii, 2020D, Refunding
2,000,000	4.000%, 10/01/33	Aa3/NR/AA	2,459,000
	Total Education		33,863,354

	Housing (0.7%)
	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
2,200,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	2,200,000

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,891,156

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	186,423

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
45,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	45,795
	Total Housing		4,323,374

	Medical (7.3%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
750,000	5.000%, 07/01/21	A1/NR/AA-	766,388
200,000	5.000%, 07/01/22	A1/NR/AA-	213,210
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,109,720
685,000	5.000%, 07/01/25	A1/NR/AA-	759,905
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,496,923
280,000	5.000%, 07/01/28	A1/NR/AA-	308,552

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
195,000	5.000%, 07/01/30	A1/NR/AA-	214,208
415,000	5.125%, 07/01/31	A1/NR/AA-	456,471

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Medical (continued)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
$ 1,295,000	5.000%, 07/01/21	A1/AA-/NR	$ 1,323,296
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,599,075
1,105,000	5.000%, 07/01/23	A1/AA-/NR	1,229,622
4,725,000	5.000%, 07/01/24	A1/AA-/NR	5,458,556
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,739,538
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,052,615
2,400,000	5.000%, 07/01/27	A1/AA-/NR	2,859,384
850,000	5.000%, 07/01/28	A1/AA-/NR	1,008,304
15,420,000	5.000%, 07/01/35	A1/AA-/NR	17,952,427

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A	1,039,320
3,575,000	5.125%, 11/15/32	NR/NR/A	3,828,754
	Total Medical		47,416,268

	Transportation (8.3%)
	State of Hawaii Harbor System, Series 2020A, AMT
10,000,000	4.000%, 07/01/36	Aa3/NR/AA-	11,888,000
9,000,000	4.000%, 07/01/37	Aa3/NR/AA-	10,663,650

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 01/01/25	Aa2/AA+/AA	1,163,950
1,000,000	5.000%, 01/01/26	Aa2/AA+/NR	1,227,100
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,249,400
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	6,194,150
2,200,000	5.000%, 01/01/31	Aa2/AA+/NR	2,883,056
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,513,563
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,171,693
1,000,000	5.000%, 01/01/32	Aa2/AA+/NR	1,302,000

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,365,440
1,340,000	5.000%, 01/01/27	Aa2/AA+/AA	1,674,839
	Total Transportation		54,296,841

	Utility (4.9%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
11,320,000	3.100%, 05/01/26	Baa2/NR/A-	12,107,985

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa2/NR/A-	4,337,080

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,300,000	3.200%, 07/01/39	Baa2/NR/A-	6,594,777

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Utility (continued)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
$ 500,000	3.250%, 01/01/25	Baa2/NR/A-	$ 530,360

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
8,500,000	3.500%, 10/01/49	Baa2/NR/A-	8,697,200
	Total Utility		32,267,402

	Water & Sewer (7.4%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	271,318
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,116,220
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,194,965
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,086,562
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,016,794
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	2,029,615

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2014A
300,000	5.000%, 07/01/29	Aa2/NR/AA+	347,253

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2020A
500,000	5.000%, 07/01/27	NR/AAA/AA+	639,260
1,565,000	5.000%, 07/01/33	NR/AAA/AA+	2,103,517
2,105,000	4.000%, 07/01/36	NR/AAA/AA+	2,595,170
1,890,000	4.000%, 07/01/37	NR/AAA/AA+	2,322,319
2,035,000	4.000%, 07/01/39	NR/AAA/AA+	2,486,912

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,330,180
2,095,000	5.000%, 07/01/25	Aa2/NR/AA	2,534,866

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
2,000,000	5.000%, 07/01/34	Aa2/NR/AA	2,437,740

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016B
635,000	5.000%, 07/01/35	Aa2/NR/AA	771,703

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,605,000

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
$ 2,000,000	5.000%, 07/01/24	Aa2/NR/AA	$ 2,330,180
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,771,300

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019B
900,000	4.000%, 07/01/38	Aa2/NR/AA	1,098,621

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,829,880

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,564,585
1,050,000	3.000%, 07/01/27	Aa3/NR/AA-	1,209,065
	Total Water & Sewer		48,693,025

	Other (1.1%)
	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	A1/NR/NR	979,547
600,000	5.000%, 04/01/23	A1/NR/NR	662,832
500,000	5.000%, 04/01/24	A1/NR/NR	574,415
850,000	5.000%, 04/01/26	A1/NR/NR	1,051,212
905,000	5.000%, 04/01/29	A1/NR/NR	1,132,933
830,000	5.000%, 04/01/30	A1/NR/NR	1,033,798

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
330,000	5.000%, 11/01/24	Aa3/NR/NR	387,819
145,000	5.000%, 11/01/25	Aa3/NR/NR	176,864
1,115,000	5.000%, 11/01/27	Aa3/NR/NR	1,437,982
	Total Other		7,437,402
	Total Revenue Bonds		251,762,913

	Pre-Refunded\ Escrowed to Maturity Bonds (19.9%)††
	Pre-Refunded\Escrowed to Maturity General Obligation Bonds (7.8%)
	City & County (3.7%)
	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,176,440
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,441,100
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,441,100
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,441,100

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA/AA+	1,620,510

Principal Amount	Pre-Refunded\ Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded\Escrowed to Maturity General Obligation Bonds (continued)
	City & County (continued)
	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
$ 500,000	5.000%, 09/01/23	Aa2/AA/AA+	$ 540,170
1,000,000	5.000%, 09/01/25	Aa2/AA/AA+	1,080,340
1,000,000	5.000%, 09/01/27	Aa2/AA/AA+	1,080,340
1,000,000	5.000%, 09/01/28	Aa2/AA/AA+	1,080,340
	Total City & County		23,901,440

	State (4.1%)
	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	3,871,719
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,230,554
1,735,000	5.000%, 12/01/29	Aa2/AA+/AA	1,811,444
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,403,950
2,315,000	5.000%, 12/01/30	Aa2/AA+/AA	2,416,999

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa2/AA+/AA	87,058
45,000	5.000%, 11/01/24	NR/NR/NR*	48,970
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,595,405
70,000	5.000%, 11/01/27	NR/NR/NR*	76,175
220,000	5.000%, 11/01/27	Aa2/AA+/AA	239,408

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa2/AA+/AA	2,023,038

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,138
	Total State		26,809,858
	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		50,711,298

	Pre-Refunded\Escrowed to Maturity Revenue Bonds (12.1%)
	Airport (3.1%)
	State of Hawaii Airport System Revenue Refunding, AMT ETM
13,000,000	5.000%, 07/01/21	A1/A+/A+	13,298,870

	State of Hawaii Airport System Revenue Refunding, AMT
5,000,000	5.000%, 07/01/22	A1/A+/A+	5,114,950
2,000,000	5.000%, 07/01/24	A1/A+/A+	2,047,080
	Total Airport		20,460,900

	Transportation (2.3%)
	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,288,660
4,140,000	5.000%, 01/01/29	Aa2/AA+/AA	4,339,175
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,171,478
	Total Transportation		14,799,313

Principal Amount	Pre-Refunded\ Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded\Escrowed to Maturity Revenue Bonds (continued)
	Water & Sewer (6.7%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
$ 4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	$ 5,102,120
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,272,368
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,378,830
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,257,299
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,744,823

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
2,480,000	4.500%, 07/01/30	Aa2/NR/AA	2,532,576

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,071,480
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,071,480
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,607,220
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,678,700

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012B
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,113,240
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,169,860

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,419,800
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,476,630
	Total Water & Sewer		43,896,426
	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		79,156,639
	Total Pre-Refunded\ Escrowed to Maturity Bonds		129,867,937
	Total Municipal Bonds (cost $607,140,079)		643,227,171

Shares	Short-Term Investment (0.2%)
1,570,907	Dreyfus Government Cash Management - Institutional Shares, 0.03%** (cost $1,570,907)	Aaa-mf/AAAm/NR	1,570,907

	Total Investments (cost $608,710,986-note b)	98.6%	644,798,078
	Other assets less liabilities	1.4	8,837,166
	Net Assets	100.0%	$ 653,635,244

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa and Aaa-mf of Moody's or AAA of S&P or Fitch and AAAm of S&P	1.8%
	Prerefunded bonds\ ETM bonds ††	20.1
	Aa of Moody's or AA of S&P or Fitch	67.6
	A of Moody's or S&P or Fitch	10.1
	Baa of Moody's or BBB of S&P	0.4
		100.0%

See accompanying notes to financial statements.

PORTFOLIO ABBREVIATIONS:
AGM - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM – Escrowed to Maturity
FHLMC - Federal Home Loan Mortgage Corp.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $608,710,986 amounted to $36,087,092 which consisted of aggregate gross unrealized appreciation of $36,188,634 and aggregate gross unrealized depreciation of $101,542.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,570,907
Level 2 – Other Significant Observable Inputs - Municipal Bonds	643,227,171
Level 3 – Significant Unobservable Inputs	-
Total	$644,798,078

+ See schedule of investments for a detailed listing of securities.